Divestiture of Subsidiary (Tables)	9 Months Ended
Sep. 30, 2013
Discontinued Operations And Disposal Groups [Abstract]
Summary of Net Gain Recognized in Connection with Divestiture

The following table summarizes the net gain recognized in connection with this divestiture (in thousands):

Adjusted net sale price	$148,871
2GIG assets (including cash of $3,383), net of liabilities	(108,797)
2.0 technology, net of amortization	16,903
Other	(9,855)

Net gain on divestiture	$47,122